Income Taxes - Summary of reconciliation between effective and applicable tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Major components of tax expense (income) [abstract]
Income taxes at domestic tax statutory rate	$ (6,004)	$ (3,325)
Change in unrecognized deductible temporary differences	4,890	2,484
Impact of differences in statutory tax rates	742	518
Non-deductible expenses and other	388	$ 323
Total current and deferred tax expense	$ 16